Schedule of Weighted-Average Grant Date Fair Value of Options Granted (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	54.80%	54.80%	52.40%
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	3.90%	3.90%	3.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	4 years 6 months	4 years 6 months	4 years 7 months 6 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	55.60%	55.60%	54.40%
Expected dividend yield	0.00%	0.00%	0.00%
Risk free interest rate	4.40%	4.40%	4.20%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term	5 years 3 months 18 days	5 years 3 months 18 days	5 years 9 months 18 days